Document And Entity Information	Aug. 31, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2026
Entity Registrant Name	RADIANT LOGISTICS, INC.
Entity Central Index Key	0001171155
Entity Emerging Growth Company	false
Entity File Number	001-35392
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3625550
Entity Address, Address Line One	Triton Towers Two
Entity Address, Address Line Two	700 S. Renton Village Place
Entity Address, Address Line Three	Seventh Floor
Entity Address, City or Town	Renton
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98057
City Area Code	425
Local Phone Number	462-1094
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	RLGT
Security Exchange Name	NYSEAMER